Cover	Aug. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 01, 2021
Entity Registrant Name	COLONY BANKCORP, INC.
Entity Incorporation, State or Country Code	GA
Entity File Number	000-12436
Entity Tax Identification Number	58-1492391
Entity Address, Address Line One	115 South Grant Street
Entity Address, City or Town	Fitzgerald
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31750
City Area Code	229
Local Phone Number	426-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	CBAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTEOn August 2, 2021, Colony Bankcorp, Inc., a Georgia corporation (the “Company” or “Colony”) filed with the Securities and Exchange Commission (“SEC”) a Current Report on Form 8-K to report under Item 2.01 that the Company had completed its previously-announced merger (the “Merger”) with SouthCrest Financial Group, Inc., a Georgia corporation (“SouthCrest”), pursuant to that certain Agreement and Plan of Merger by and between Colony and SouthCrest, dated as of April 22, 2021 (the “Merger Agreement”). At the closing, SouthCrest merged with and into Colony, with Colony as the surviving corporation, followed by the merger of SouthCrest’s wholly-owned subsidiary bank, SouthCrest Bank, N.A., with and into the Colony’s wholly-owned subsidiary bank, Colony Bank, with Colony Bank as the surviving bank.This Amendment No. 1 amends the Company’s Current Report on Form 8-K filed on August 2, 2021 to include the financial statements and unaudited pro forma combined financial information referred to in Item 9.01(a) and (b) below relating to the Merger.Cautionary Note Regarding Forward-Looking StatementsStatements in this Amendment No. 1 to the Current Report on Form 8-K, including the pro forma combined financial information attached hereto contain “forward-looking statements” within the meaning of the federal securities laws, including the Private Securities Litigation Reform Act of 1995. The pro forma combined financial information is based on preliminary estimates and assumptions that could cause actual results to differ materially from those expected or implied by the pro forma combined financial information or the estimates and assumptions used in preparing the pro forma combined financial information. The pro forma combined financial information and forward-looking statements are based on current expectations and projections about future events. Investors are cautioned that forward-looking statements are not guarantees of future performance or results and involve risks and uncertainties that cannot be predicted or quantified and, consequently, the actual performance of the Company may differ materially from that expressed or implied by such forward-looking statements. Certain factors that could cause actual results to differ materially from the Company’s expectations include the risks detailed under “Item 1A. Risk Factors” contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 and in the other documents the Company files with the SEC. Many of these factors are beyond the Company’s ability to control or predict. Forward-looking statements are not guarantees of performance.
Entity Central Index Key	0000711669
Amendment Flag	true